Annual Fund Operating Expenses - DWS US Trsy Money Fund Cl S - DWS Treasury Portfolio - DWS U.S. Treasury Money Fund Class S	Aug. 01, 2021
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	0.31%